UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 17, 2026 to February 18, 2026

Commission File Number of issuing entity:  333-283864-01

Central Index Key Number of issuing entity:  0002056663

Benchmark 2025-V14 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-283864

Central Index Key Number of depositor:  0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 504-6678
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4345624
38-4345625
38-7341838
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
X-A			X
A-M			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 18, 2026 a distribution was made to holders of the certificates issued by Benchmark 2025-V14 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Benchmark 2025-V14 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 18, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	3.78%	0	N/A

The following table sets forth, for the monthly distribution period January 17, 2026 to February 18, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (4)			Assets That Were Subject of Demand (4), (5)			Assets That Were Repurchased or Replaced (4), (6)			Assets Pending Repurchase or Replacement (within cure period) (4), (7)			Demand in Dispute (4), (8)			Demand Withdrawn (4), (9)			Demand Rejected (4), (10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d) (3)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgage Loans

Benchmark 2025-V14 Mortgage Trust CIK #: 0002056663	X	Citi Real Estate Funding Inc.	14	354,486,000	37.7
		Goldman Sachs Bank USA	7	147,800,000	15.7
		Barclays Capital Real Estate Inc.	7	130,557,693	13.9
		DBR Investments Co. Limited	2	129,000,000	13.7
		German American Capital Corporation	3	116,300,000	12.4
		Bank of Montreal (2)	3	61,100,000	6.5	1	35,500,000.00	3.8	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	35,500,000.00	3.8
Benchmark 2025-V14 Mortgage Trust Total			35	$939,243,693	100.%	1	$35,500,000.00	3.8%	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	$35,500,000.00	3.8%
Commercial Mortgage Loan Total			35	$939,243,693		1	$35,500,000.00		0	0.00		0	0.00		0	0.00		0	0.00		1	$35,500,000.00

(1) “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.

(2) Greystone Servicing Company LLC (“Greystone”), as special servicer for Loan No. 12 (Lakeside Place & Shoreline Apartments, the “Loan”), in a letter dated November 7, 2025, requested that Bank of Montreal (“BMO”), as the Mortgage Loan Seller, cure certain alleged breaches of a representation and warranty under the related mortgage loan purchase agreement or, alternatively, repurchase the Loan.  In a letter dated November 26, 2025, BMO rejected the demand to cure or repurchase.

(3) The sum of the numerical data in this column does not equal the indicated total because the total reflects one or more mortgage loans that were co-originated and, therefore, portions of such mortgage loan are reflected in the applicable originators’ row.

(4) The numbers of assets or demands (shown in columns (d), (g), (j), (m), (p), (s) and (v)) and the principal balances (shown in columns (e), (h), (k), (n), (q), (t) and (w)) are with respect to BMO’s (or, in the case of columns (d) and (e), the subject originator’s) asset contribution only (without taking into account assets contributed by other originators).  However, the percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are with respect to the entire securitization pool (taking into account assets contributed by other originators) and based on (i) an aggregate principal balance of approximately $939,243,693.00 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 filed on March 25, 2025, and (ii) an aggregate principal balance of $938,936,537.66 as of February 18, 2026 (for columns (i) and (x)), as shown in the Monthly Distribution Report filed as Exhibit 99.1 to this Form 10-D.

(5) Reflects assets (i) subject to new demands to repurchase or replace that were received during the reporting period covered by this Form 10-D or (ii) that were the subject of a demand previously reported by the securitizer. Activity appearing in the other applicable columns of this table (“Assets That Were Repurchased or Replaced”, “Assets Pending Repurchase or Replacement (within cure period)”, “Demand in Dispute”, “Demand Withdrawn” and “Demand Rejected”) may relate to demands received during or prior to the reporting period covered by this Form 10-D.

(6) Reflects assets that were repurchased or replaced during the reporting period covered by this Form 10-D. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(7) Includes assets for which the representing party has agreed to repurchase or replace such asset but has not yet repurchased or replaced such asset. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(8)  Includes assets for which any of the following situations apply as of the end of the reporting period:

a.        A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form 10-D;

b.       The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

c.        The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(9) Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(10) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form 10-D.

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 13, 2026. The CIK number for the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2026. The CIK number of GACC is 0001541294.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2026. The CIK number of CREF is 0001701238.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2026. The CIK number of GSMC is 0001541502.

Barclays Capital Real Estate Inc., one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2026. The CIK number of Barclays Capital Real Estate Inc. is 0001549574.

Bank of Montreal, one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2026. The CIK number of Bank of Montreal is 0000927971.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 4, 2026 under Commission File No. 333-283864-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 4, 2026 under Commission File No. 333-283864-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from CWCapital Asset Management LLC, as special servicer:

From time to time, CWCapital Asset Management LLC, a Delaware limited liability company (“CWCAM”), is a party to lawsuits and other legal proceedings as part of its duties as a special servicer (e.g., enforcement of loan obligations) and/or arising in the ordinary course of business. Other than as set forth in the following paragraphs, there are currently no legal proceedings pending, and no legal proceedings known to be contemplated by governmental authorities, against CWCAM or of which any of its property is the subject, that are material to the certificateholders.

On December 1, 2017, a complaint against CWCAM and others was filed in the United States District Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., No. 17-cv-9463 (the “Original Complaint”). The gravamen of the Original Complaint alleged breaches of a contract and fiduciary duties by CWCAM’s affiliate, CWCapital Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr, Ltd. In total, there are 14 counts pled in the Original Complaint. Of those 14, 5 claims were asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. On May 23, 2018, the Original Complaint was dismissed for lack of subject matter jurisdiction. On June 28, 2018, CWCapital Cobalt Vr Ltd. filed a substantially similar complaint in the Supreme Court of the State of New York, County of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments LLC, et al., Index No. 653277/2018 (the “New Complaint”). The gravamen of the New Complaint is the same as the previous complaint filed in the United State District Court for the Southern District of New York. In total there are 16 counts pled in the New Complaint. Of those 16 counts, 5 claims were asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion and unjust enrichment, 1 count seeks a declaratory judgement that the plaintiff has the right to enforce the contracts in question and 1 count seeks an injunction requiring the defendants to recognize the plaintiff as the directing holder for the trusts in question. On January 11, 2019, the plaintiff dismissed with prejudice the declaratory judgment and injunction counts. The New Complaint and related summons was not served on the defendants until July 13, 2018 and July 16, 2018. The plaintiff’s motion for a preliminary injunction was denied by the court on July 31, 2018. On August 3, 2018, the defendants, including CWCAM, filed a motion to dismiss the New Complaint in its entirety. On August 20, 2019, the court entered an order granting defendants’ motion almost in its entirety, dismissing 11 of the 16 counts and partially dismissing 2 additional counts. Of the remaining counts, 2 are asserted against CWCAM for aiding and abetting breach of fiduciary duty and unjust enrichment. On September 19, 2019, CWCapital Cobalt Vr Ltd. filed a notice of appeal relating to the August 20, 2019 dismissal order and on September 26, 2019, filed an amended complaint against CWCI and CWCAM attempting to address deficiencies relating to certain of the claims dismissed by the August, 20, 2019 order. CWCI and CWCAM filed its Motion to Dismiss the amended complaint on October 28, 2019. The court heard argument on the Motion to Dismiss the amended complaint on January 22, 2020 and on October 23, 2020, the court granted the motion dismissing the amended claims. On November 30, 2020, CWCapital Cobalt Vr Ltd filed a notice of appeal relating to the October 23, 2020 dismissal order. On April 27, 2021, the First Department affirmed the dismissal as to claims against CWCAM that were part of the August 20, 2019 dismissal, but reversed the dismissal of two counts for breach of the Collateral Management Agreement against CWCI. CWCI sought leave to file an appeal of the decision. The plaintiff also sought leave to appeal the dismissal of the claims against CWCAM. Both requests for leave were denied by the First Department. On May 15, 2020, CWCI and CWCAM filed a motion to renew its motion to dismiss as to 4 of the remaining counts (including the remaining two counts against CWCAM for aiding and abetting breach of fiduciary duty and unjust enrichment), based on a decision entered by Judge Failla in a trust instruction proceeding in the US District Court for the Southern District of New York awarding summary judgment in favor of CWCAM. On September 7, 2021, the court denied the motion to renew. CWCI and CWCAM filed a notice of appeal, which they perfected by the filing of their opening brief on July 1, 2022. On November 15, 2022, the First Department affirmed the court’s denial of the motion to renew. On October 1, 2021, CWCI and CWCAM moved to reargue the denial of the motion to renew (or alternatively, the motion to dismiss) with respect to certain of Cobalt’s claims, including the remaining 2 claims against CWCAM, based on the First Department’s April 27, 2021 decision. On March 24, 2022, the court denied the relief sought in the motion to reargue. CWCI and CWCAM appealed the court’s decision on the motion to reargue and filed their opening brief on July 11, 2022. The appeal was dismissed as being non-appealable on August 30, 2022. Discovery (both fact and expert) concluded on March 1, 2024. CWCAM and CWCI filed a motion for summary judgment on March 29, 2024, seeking dismissal of all the claims in their entirety. On that same date, the plaintiff cross moved for summary judgment on one of the claims asserted against only CWCI. Oral argument on the parties’ summary judgment motions were heard on October 22, 2024. . On January 13, 2026, the court denied plaintiff’s motion for summary judgment and granted, in part, and denied, in part, the motion filed by CWCI and CWCAM. Specifically, the court dismissed the remaining two counts against CWCAM for aiding and abetting breach of fiduciary duty and unjust enrichment. With respect to CWCI, the court dismissed two counts against CWCI in their entirety and dismissed portions of one count against CWCI. The only three counts that survived and remain in the case are against CWCI. The court severed the dismissed claims from the surviving claims. On January 22, 2026, CWCI and CWCAM submitted an order to the court, requesting that it direct the clerk’s office to enter judgment on the dismissed claims and that CWCAM be dismissed as a defendant from the action. CWCAM believes that it has performed its obligations under the related pooling and servicing agreements in good faith.

On January 13, 2025, in the Supreme Court of the State of New York, ROC Debt Strategies II Bond Investments LLC (“Bridge Investment Group or “Bridge”), as Directing Certificateholder (“DCH”) filed suit against CWCapital Asset Management LLC (“CWCAM”), alleging breach of the subject Pooling and Servicing Agreement (“PSA”) and violation of the Servicing Standard while acting as special servicer for the FREMF 2016-KS06 pool. It is alleged that CWCAM was negligent in the servicing of a portfolio of 9 loans (the “Ranger Portfolio”) that were in special servicing starting in 2022. The suit demands unspecified compensatory damages and a Declaratory Judgment that CWCAM is not entitled to indemnification or payment for expenses from the Trust under the PSA. CWCAM disagrees vehemently with these allegations and a Motion to Dismiss was filed by CWCAM on March 14, 2025. The motion has been fully briefed and a hearing was held on August 25, 2025 While that motion was pending, the parties reached a business resolution and by stipulation the lawsuit was dismissed with prejudice on January 22, 2026.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Benchmark 2025-V14 Mortgage Trust, relating to the February 18, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 4, 2026 under Commission File No. 333-283864-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 4, 2026 under Commission File No. 333-283864-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Matt Smith
Matt Smith, Director

Date: March 4, 2026

/s/ R. Chris Jones
R. Chris Jones, Managing Director

Date: March 4, 2026